Convertible Notes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Convertible Notes

14.	CONVERTIBLE NOTES
iQIYI 2023 Convertible Notes
In December 2018, iQIYI issued US$750 million convertible senior notes due 2023 (“iQIYI 2023 Convertible Notes”). The iQIYI 2023 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually in cash at a rate of 3.75% per annum with a maturity date of December 1, 2023, unless redeemed, repurchased or converted prior to such date. The initial conversion rate of the iQIYI 2023 Convertible Notes is 37.1830 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2023 Convertible Notes. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
Concurrently with the issuance of the iQIYI 2023 Convertible Notes, iQIYI purchased capped call options on iQIYI’s ADS with certain counterparties at a price of US$68 million. The capped call exercise price is equal to the initial conversion price of the iQIYI 2023 Convertible Notes and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transaction. The cost of the capped call was recorded as a reduction of the Company’s additional paid-in
capital and
non-controlling
interests on the consolidated balance sheets with no subsequent remeasurements to fair value.
As the conversion option may be settled entirely or partially in cash at iQIYI’s option, the Company separated the iQIYI 2023 Convertible Notes into liability and equity components in accordance with ASC Subtopic
470-20,
Debt with Conversion and Other Options
. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that did not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in
capital. Debt issuance costs were allocated to the liability and equity components based on the same proportion as the recognized amounts bifurcated based on gross proceeds from the iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2023 Convertible Notes and the liability component was considered debt discount and amortized at an effective interest rate of 7.04% to accrete the discounted carrying value of the iQIYI 2023 Convertible Notes to its face value on December 1, 2021, the put date of the iQIYI 2023 Convertible Notes. The holders may require iQIYI to repurchase all or portion of the iQIYI 2023 Convertible Notes for cash on
December 1, 2021
, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

iQIYI 2025 Convertible Notes
In March 2019, iQIYI issued US$1.2 billion convertible senior notes due 2025 (“iQIYI 2025 Convertible Notes”). The iQIYI 2025 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually
in cash at a rate of 2.00% per annum with a maturity date of
April 1, 2025
, unless redeemed, repurchased or converted prior to such date. The initial conversion rate of the iQIYI 2025 Convertible Notes is 33.0003 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2025 Convertible Notes. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
Concurrently with the issuance of the iQIYI 2025 Convertible Notes, iQIYI purchased capped call options on iQIYI’s ADS with certain counterparties at a price of US$85 million. The capped call exercise price is equal to the initial conversion price of the iQIYI 2025 Convertible Notes and the cap price is US$40.02 per ADS, subject to certain adjustments under the terms of the capped call transaction. The cost of the capped call was recorded as a reduction of the Company’s additional paid-in
capital and
non-controlling
interests on the consolidated balance sheets with no subsequent remeasurements to fair value.
The accounting of iQIYI 2025 Convertible Notes is similar to that of iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2025 Convertible Notes and the liability component was considered debt discount and amortized at an effective interest rate of 6.01% to accrete the discounted carrying value of the iQIYI 2025 Convertible Notes to its face value on April 1, 2023, the put date of the iQIYI 2025 Convertible Notes. The holders may require iQIYI to repurchase all or portion of the iQIYI 2025 Convertible Notes for cash on April 1, 2023, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
iQIYI 2026 Convertible Notes
In December, 2020, iQIYI issued US$800 million convertible senior notes (“ iQIYI 2026 Convertible Notes”). The iQIYI 2026 Convertible Notes are senior, unsecured obligations of iQIYI, and interest is payable semi-annually
in cash at a rate of 4.00% per annum with a maturity date of
December 15, 2026
, unless redeemed, repurchased or converted prior to such date. The initial conversion rate of iQIYI 2026 Convertible Notes is 44.8179 of iQIYI’s ADSs per US$1,000 principal amount of the iQIYI 2026 Convertible Notes. Upon conversion, iQIYI will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.
The accounting of iQIYI 2026 Convertible Notes is similar to that of iQIYI 2023 Convertible Notes. The difference between the principal amount of the iQIYI 2026 Convertible Notes and the liability component was considered debt discount and amortized at an effective interest rate of 6.94% to accrete the discounted carrying value of the iQIYI 2026 Convertible Notes to its face value on
August 1, 2024
, the put date of the iQIYI 2026 Convertible Notes. The holders may require iQIYI to repurchase all or portion of the iQIYI 2026 Convertible Notes for cash on August 1, 2024, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.
The iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes are collectively referred to the Convertible Notes.

The carrying amount of the Convertible Notes as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Liability component:
Principal	13,578	17,954	2,751
Less: unamortized debt discount	1,281	1,275	195
Net carrying amount	12,297	16,679	2,556
Equity component:
Carrying amount	1,349	1,744	267

For the years ended December 31, 2018, 2019 and 2020, the amount of interest cost recognized relating to both the contractual interest coupon and amortization of the discount on the liability component were RMB24 million, RMB670 million and RMB799 million (US$123 million), respectively. As of December 31, 2020, the liability component of the iQIYI 2023 Convertible Notes, the iQIYI 2025 Convertible Notes and the iQIYI 2026 Convertible Notes would be accreted up to the principal amount of US$750 million, US$1.2 billion and US$800 million over a remaining period of 0.92 years 2.25 years and 3.59 years, respectively. The amount repayable within the next twelve months are classified as “Convertible senior notes, current portion” on the consolidated balance sheets.
The aggregate scheduled maturities of RMB4.9 billion (US$750 million), RMB7.8 billion (US$1.2 billion) and RMB5.2 billion (US$800 million) of the Convertible Notes will be repaid when they become due in 2023, 2025 and 2026, respectively, assuming there is no conversion of the Convertible Notes, no redemption of the Convertible Notes prior to their maturities and the convertible senior notes bondholders hold the Convertible Notes until their maturities and iQIYI elects to fully settle the Convertible Notes in cash.